COMMITMENTS AND CONTINGENCIES - Purchase commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
2023	$ 100
2024	102
2025	122
2026	142
2027	157
2028 and thereafter	2,405
Total	$ 3,028